Intangible assets, net - Amortization expenses recognized (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
2025	¥ 6,564
2026	4,140
2027	2,354
2028	1,607
2029 and thereafter	1,266
Net carrying amount	¥ 15,931	¥ 20,096